19. SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2017
Share Capital And Share-based Payments
Note 19 - SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a) Authorized

Unlimited common shares without par value.

(b) Issued

(i) During the year ended December 31, 2017, the Company issued shares in an at-the-market offering under prospectus supplements for an aggregate of 10,000 common shares at an average price of $1.67 for gross proceeds of $16,737. The Company paid cash commission on the gross proceeds in the amount of $605.

During the year ended December 31, 2017, the Company issued 20,000 common shares upon the exercise of stock options for gross proceeds of $24,836.

During the year ended December 31, 2017, the Company issued 257,152 common shares upon the vesting of restricted share units.

(ii) During the year ended December 31, 2016, the Company closed a bought-deal financing, issuing 7,124,430 units of the Company at the price of $1.57 per unit for gross proceeds of $11,185,355. Each unit consisted of one common share and one-half of a share purchase warrant, with each whole warrant exercisable to purchase one additional common share at an exercise price of $2.00 until expiry on November 28, 2019. The financing was made by way of a prospectus supplement dated November 21, 2016, to the short form base shelf prospectus dated November 10, 2016, for up to $50,000,000.

Of the $11,185,355 total aggregate proceeds raised in this financing, the $1,637,887 estimated fair value of the warrants was attributed to warrant liability (Note 17), and the residual amount of was attributed to common shares. The Company paid a 7% cash commission on the gross proceeds in the amount of $782,875, and incurred additional legal costs of $335,134.

During the year ended December 31, 2016, the Company continued to issue shares in an at-the-market offering under prospectus supplements, the latest of which was filed on June 14, 2016, for up to $15,000,000. The Company sold an aggregate of 6,119,562 common shares at an average price of $1.85 per common share for gross proceeds of $11,315,633 during the year ended December 31, 2016. The Company paid a 3% cash commission on the gross proceeds in the amount of $339,074 and incurred additional accounting, legal and regulatory costs of $63,687.

During the year ended December 31, 2016, the Company also issued shares in a brokered public offering issued under a separate $800,000 prospectus supplement filed on March 10, 2016. In connection with this offering, the Company sold an aggregate of 800,000 common shares at a price of $1.00 per common share for gross proceeds of $800,000. The Company paid a 7% cash commission on the gross proceeds in the amount of $56,000, incurred additional accounting, legal and regulatory costs of $22,509 and issued 40,000 agent’s warrants exercisable at $1.00 until March 14, 2019.

During the year ended December 31, 2016, the Company issued 1,079,000 common shares upon the exercise of stock options for gross proceeds of $948,690.

(iii) During the year ended December 31, 2015, the Company continued to issue shares in an at-the-market offering under prospectus supplements, the latest of which (as at December 31, 2015) was filed on May 27, 2015, for up to $6,000,000. The Company sold an aggregate of 1,001,196 common shares at an average price of $1.21 per common share for gross proceeds of $1,213,120 during the year ended December 31, 2015. The Company paid a 3% cash commission on the gross proceeds in the amount of $36,394 and incurred additional accounting, legal and regulatory costs of $45,959.

During the year ended December 31, 2015, the Company issued 922,000 common shares upon the exercise of stock options for gross proceeds of $733,412.

(c) Stock options

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees (up to a limit of 5% per individual), and to persons providing investor relations or consulting services (up to a limit of 2% per individual), the limits being based on the Company’s total number of issued and outstanding shares per year.

The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed five years from the grant date.

Continuity of stock options for the years ended December 31, 2017 and 2016, is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding and exercisable, January 1, 2016	2,439,500	$1.52
Granted	802,500	$2.95
Forfeited	(165,000)	$1.44
Expired	(19,500)	$1.02
Exercised	(1,079,000)	$1.17
Stock options outstanding and exercisable, December 31, 2016	1,978,500	$2.24
Granted	1,475,000	$1.98
Forfeited	(122,500)	$2.54
Exercised	(20,000)	$1.62
Stock options outstanding and exercisable, December 31, 2017	3,311,000	$2.12

As at December 31, 2017, the weighted average remaining contractual life of stock options outstanding was 3.32 years (December 31, 2016 – 3.21 years; January 1, 2016 – 2.38 years).

Details of stock options outstanding and exercisable are as follows:

		Stock Options Outstanding
Expiry Date	Exercise Price (C$)	December 31, 2017	December 31, 2016	January 1, 2016

January 18, 2016	$1.02	-	-	204,500
September 30, 2016	$1.02	-	-	645,000
February 18, 2018	$1.60	147,500	147,500	195,000
September 9, 2018	$1.62	276,000	296,000	360,000
September 19, 2019	$1.90	620,000	667,500	855,000
December 22, 2019	$1.90	105,000	105,000	130,000
September 29, 2020	$1.32	-	-	50,000
September 2, 2021	$2.95	687,500	762,500	-
September 20, 2022	$1.98	1,435,000	-	-
October 6, 2022	$1.98	40,000	-	-
		3,311,000	1,978,500	2,439,500

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates.

The fair value of the options granted during the years ended December 31, 2017, 2016 and 2015 were calculated using the Black-Scholes model with the following weighted average assumptions:

	2017	2016	2015
Weighted average assumptions:
Risk-free interest rate	1.80%	0.69%	0.78%
Expected dividend yield	0%	0%	0%
Expected option life (years)	5.00	5.00	5.00
Expected stock price volatility	68.23%	65.13%	65.10%
Weighted average fair value at grant date	C$1.14	C$1.60	C$0.65

During the year ended December 31, 2017, the Company charged $1,177,156 (2016 – $875,399, 2015 – $31,926) to operations as share-based payments and capitalized $127,222 (2016 – $95,684, 2015 – $Nil) to exploration and evaluation assets.

(d) Restricted Share Units:

On May 27, 2016, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

During the year ended December 31, 2017, 80,500 RSUs (2016 – 790,000, 2015 – Nil) were granted, vesting one-third annually from the date of the grant until fully vested at the end of the three-year term. The weighted average fair value at the measurement date was C$1.98 (2016 – C$2.95, 2015 – Nil), based on the TSX-V market price of the Company’s shares on the date the RSUs were granted. At December 31, 2017, 60 RSUs (December 31, 2016 – 83,060, January 1, 2016 – Nil) are available for issuance under the plan.

At December 31, 2017, there were 592,172 RSUs outstanding (December 31, 2016 – 787,500, January 1, 2016 – Nil).

During the year ended December 31, 2017, the Company charged $841,207 (2016 – $343,304, 2015 - $Nil) to operations as share-based payments and capitalized $116,984 (December 31, 2016 - $34,641, January 1, 2016 - $Nil) to exploration and evaluation assets for the fair value of the RSUs issued. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e) Earnings per share:

The calculations for basic earnings per share and diluted earnings per share are as follows:

	2017	2016	2015
Net income for the year	$2,653,461	$1,503,531	$378,087
Basic weighted average number of shares outstanding	52,523,454	42,695,999	36,229,424
Effect of dilutive share options, warrants, and RSUs	796,555	1,095,452	494,301
Diluted weighted average number of shares outstanding	53,320,009	43,791,451	36,723,725
Basic earnings per share	$0.05	$0.04	$0.01
Diluted earnings per share	$0.05	$0.03	$0.01